Cash and Cash Equivalents - Additional Information (Detail) - GBP (£) £ in Millions	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Cash and Cash Equivalents [Line Items]
Restricted cash	£ 44	£ 32	£ 43
Held In Countries Prevent From Accessing Cash Balance [Member]
Cash and Cash Equivalents [Line Items]
Restricted cash	40	29	41
Held in Escrow Accounts or in Commercial Arrangements [Member]
Cash and Cash Equivalents [Line Items]
Restricted cash	£ 4	£ 3	£ 2